Defined benefit pension schemes - Actuarial gains and losses (Details) £ in Millions		12 Months Ended
		Dec. 31, 2018 GBP (£) plan	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015
Actuarial gains and losses
Profit (loss) before tax, attributable to shareholders	[1]	£ 3,635	£ 3,296	£ 2,275
Profit for the year		3,013	2,390	1,921
Pension plans
Actuarial gains and losses
Return on the scheme assets less amount included in interest income		(221)	119	1,203
Gains (losses) on changes in demographic assumptions		168	(10)	(18)
Gains (losses) on changes in financial assumptions		330	(101)	(1,733)
Experience gains on scheme liabilities		26	111	106
Effect of derecognition of PSPS surplus		(179)	87	274
Consolidation adjustment for investments in Prudential insurance policies and other adjustments		10	(6)	(13)
Total actuarial gains and losses		£ 134	£ 200	£ (181)
Discount rate		2.80%	2.50%	2.60%	3.80%
Pension plans | Surplus (deficit) (without the effect of IFRIC 14)
Actuarial gains and losses
Total actuarial gains and losses		£ 303	£ 119	£ (442)
Pension plans | UK
Actuarial gains and losses
Number of plans | plan		3
PSPS
Actuarial gains and losses
GMP equalisation provision for deferred benefit pension		£ 31
Costs allocation ratio		2.33
SASPS
Actuarial gains and losses
GMP equalisation provision for deferred benefit pension		£ 17
Costs allocation ratio		0.66
M&GGPS
Actuarial gains and losses
GMP equalisation provision for deferred benefit pension		£ 5
Profit (loss) before tax, attributable to shareholders		24
Profit for the year		£ 12

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.